Intangible fixed assets (Tables)	12 Months Ended
Sep. 30, 2023
Intangible fixed assets
Summary of intangible fixed assets

	Digital	Project
	Bills of	Development
	Exchange	Costs	QuantumCloudTM	Website	Total
	$'000	$'000	$'000	$'000	$'000
Cost
At 1 October 2020	—	8,777	—	—	8,777
Additions	—	8,881	201	—	9,082
Foreign exchange on translation	—	376	—	—	376
At 30 September 2021	—	18,034	201	—	18,235
Additions	—	25,021	273	—	25,294
Foreign exchange on translation	—	(3,238)	—	—	(3,238)
At 30 September 2022	—	39,817	474	—	40,291
Additions	1,414	12,438	1,409	150	15,411
Impairment	—	(17,601)	—	—	(17,601)
Assets reclassified as held for sale	—	(38,677)	—	—	(38,677)
Foreign exchange on translation	—	4,079	—	—	4,079
At 30 September 2023	1,414	56	1,883	150	3,503
Amortisation
At 1 October 2020	—	—	—	—	—
Charge	—	—	—	—	—
At 30 September 2021	—	—	—	—	—
Charge	—	—	—	—	—
At 30 September 2022	—	—	—	—	—
Charge	—	—	(89)	—	(89)
At 30 September 2023	—	—	(89)	—	(89)
Net Book Value
At 30 September 2023	1,414	56	1,794	150	3,414
At 30 September 2022	—	39,817	474	—	40,291
At 30 September 2021	—	18,034	201	—	18,235